Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of the Warrants	A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	6,529,818	$6.77	*	March 16, 2025
Public Warrants	14,374,992	$11.50		July 16, 2026
Sponsor Warrants	8,499,999	$11.50		July 16, 2026

	29,404,809

As of December 31, 2021, the Company had 42,686,195 outstanding warrants to purchase Class A common stock. A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	6,529,818	$6.77	*	March 16, 2025
March 2020 Series B Warrants	13,281,386	$7.53		March 16, 2025
Public Warrants	14,374,992	$11.50		July 16, 2026
Sponsor Warrants	8,499,999	$11.50		July 16, 2026

	42,686,195

*
The exercise price is the lesser of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.